UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31/2004

Date of reporting period:  7/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND July 31, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 93.80%

Advertising Agency 0.47%
Interpublic Group of Cos., Inc.*	585,000	$7,482

Aerospace 0.30%
Moog, Inc. Class A*	130,500	4,746

Agriculture Fishing & Ranching 0.43%
Monsanto Co.	190,000	6,889

Air Transportation 0.09%
AMR Corp.*	25,000	211
Frontier Airlines, Inc.*	150,000	1,180
Total		1,391

Aluminum 1.52%
Alcoa, Inc.	755,000	24,183

Auto Parts: After Market 0.49%
Genuine Parts Co.	205,000	7,735

Auto Parts: Original Equipment 0.89%
Dana Corp.	730,000	14,082

Banks: New York City 1.77%
Bank of New York Co., Inc.	185,000	5,315
JPMorgan Chase & Co.	613,800	22,913
Total		28,228

Banks: Outside New York City 6.16%
Bank of America Corp.	185,043	15,730
Cullen/Frost Bankers, Inc.	400,000	17,208
Doral Financial Corp.	490,000	19,233
Mellon Financial Corp.	309,400	8,502
Wachovia Corp.	480,000	21,269
Wells Fargo & Co.	280,000	16,075
Total		98,017

Beverage: Soft Drinks 1.10%
PepsiCo, Inc.	351,000	17,550

Biotechnology Research & Production 0.91%
Baxter Int’l., Inc.	480,000	14,434

Chemicals 3.01%
Cytec Industries, Inc.	284,200	$13,244
E.I. du Pont de Nemours & Co.	155,000	6,645
Eastman Chemical Co.	160,000	7,149
Georgia Gulf Corp.	90,000	3,199
OM Group, Inc.*	155,500	4,979
Praxair, Inc.	245,000	9,665
Rohm & Haas Co.	75,000	2,940
Total		47,821

Communications Technology 2.83%
Avaya, Inc.*	500,000	7,325
McAfee, Inc.*	606,500	10,905
Motorola, Inc.	1,485,000	23,656
Nortel Networks Corp.*(a)	850,000	3,111
Total		44,997

Computer Services Software & Systems 2.10%
Cadence Design Systems, Inc.*	320,000	4,310
Electronics for Imaging, Inc.*	280,000	5,620
Microsoft Corp.	825,000	23,479
Total		33,409

Computer Technology 3.07%
Apple Computer, Inc.*	890,000	28,782
EMC Corp.*	1,833,700	20,116
Total		48,898

Consumer Products 0.82%
Gillette Co.	190,000	7,406
Tupperware Corp.	136,200	2,339
Yankee Candle Co.*	115,000	3,337
Total		13,082

Containers & Packaging: Paper & Plastic 0.96%
Pactiv Corp.*	645,000	15,209

Copper 0.56%
Mueller Industries, Inc.	235,000	8,958

Diversified Financial Services 2.29%
Citigroup, Inc.	640,000	28,217

See Notes to Schedule of Investments.

Investments	Shares	Value
		(000)
Merrill Lynch & Co., Inc.	165,000	$8,204
Total		36,421

Drug & Grocery Store Chains 0.62%
Kroger Co.*	620,000	9,796

Drugs & Pharmaceuticals 5.88%
Abbott Laboratories	146,000	5,745
Cardinal Health, Inc.	225,000	10,012
Merck & Co., Inc.	465,000	21,088
Novartis AG ADR	507,000	22,643
Schering-Plough Corp.	1,045,400	20,343
Wyeth	385,000	13,629
Total		93,460

Electrical Equipment & Components 1.03%
Emerson Electric Co.	271,000	16,450

Electronics 0.79%
Vishay Intertechnology, Inc.*	815,000	12,632

Electronics: Medical Systems 0.16%
Haemonetics Corp. of Mass.*	84,700	2,541

Electronics: Semi-Conductors / Components 0.09%
Vitesse Semiconductor Corp.*	500,000	1,400

Electronics: Technology 0.87%
Cubic Corp.	138,420	2,803
Intermagnetics General Corp.*	45,000	1,731
Solectron Corp.*	1,700,000	9,350
Total		13,884

Entertainment 2.95%
Viacom, Inc. Class B	433,900	14,575
Walt Disney Co. (The)	1,400,000	32,326
Total		46,901

Fertilizers 0.91%
Potash Corp. of Saskatchewan, Inc.*(a)	150,000	14,503

Foods 1.21%
Kraft Foods, Inc. Class A	470,035	14,359
Smithfield Foods, Inc.*	170,000	$4,818
Total		19,177

Forest Products 0.68%
Georgia-Pacific Corp.	320,000	10,752

Gold 1.84%
Newmont Mining Corp.	725,000	29,341

Healthcare Facilities 0.24%
Pharmaceutical Product Development, Inc.*	110,000	3,857

Identification Control & Filter Devices 0.88%
Hubbell, Inc.	175,000	7,910
IDEX Corp.	85,000	2,728
Roper Industries, Inc.	60,000	3,360
Total		13,998

Insurance: Multi-Line 3.22%
American Int’l. Group, Inc.	260,000	18,369
CIGNA Corp.	55,000	3,411
Lincoln National Corp.	55,000	2,403
Markel Corp.*	30,100	8,503
Safeco Corp.	245,000	11,530
St. Paul Travelers Cos., Inc. (The)	190,418	7,059
Total		51,275

Insurance: Property-Casualty 0.08%
Odyssey Re Holdings Corp.	52,500	1,226

Machinery: Agricultural 2.05%
Deere & Co.	520,000	32,661

Machinery: Engines 0.89%
Briggs & Stratton Corp.	90,000	7,515
Cummins, Inc.	95,000	6,596
Total		14,111

Machinery: Industrial/Specialty 0.95%
Illinois Tool Works, Inc.	110,000	9,957
Woodward Governor Co.	85,000	5,217
Total		15,174

See Notes to Schedule of Investments.

Investments	Shares	Value
		(000)
Machinery: Oil Well Equipment & Services 3.03%
Baker Hughes, Inc.	225,000	$9,067
FMC Technologies, Inc.*	130,000	3,900
Grant Prideco, Inc.*	290,000	5,478
Halliburton Co.	200,000	6,350
Helmerich & Payne, Inc.	66,300	1,679
Key Energy Services, Inc.*	460,000	4,637
Schlumberger Ltd.	265,000	17,045
Total		48,156

Machinery: Specialty 0.13%
JLG Industries, Inc.	150,000	2,100

Medical & Dental Instruments & Supplies 0.63%
Bausch & Lomb, Inc.	162,400	10,002

Medical Services 0.12%
Covance Inc.*	53,500	1,963

Metal Fabricating 1.50%
Quanex Corp.	285,000	12,968
Timken Co. (The)	438,900	10,902
Total		23,870

Metals & Minerals Miscellaneous 0.54%
Graftech Int’l., Ltd.*	335,000	3,695
Minerals Technologies, Inc.	88,500	4,945
Total		8,640

Milling: Fruit and Grain Processing 0.74%
Archer-Daniels-Midland Co.	767,200	11,838

Miscellaneous Equipment 0.54%
W.W. Grainger, Inc.	162,500	8,604

Miscellaneous Materials & Processing 0.25%
Rogers Corp.*	79,900	3,951

Multi-Sector Companies 6.06%
Eaton Corp.	250,000	16,160
General Electric Co.	1,265,000	42,061
Trinity Industries, Inc.	360,000	$10,825
Tyco Int’l. Ltd.(a)	880,000	27,280
Total		96,326

Office Furniture & Business Equipment 0.54%
Xerox Corp.*	615,000	8,524

Oil: Crude Producers 1.07%
Chesapeake Energy Corp.	100,000	1,535
EOG Resources, Inc.	90,000	5,720
Grey Wolf, Inc.*	1,700,000	7,633
Kerr-McGee Corp.	40,060	2,103
Total		16,991

Oil: Integrated Domestic 0.58%
GlobalSantaFe Corp.	335,000	9,179

Oil: Integrated International 5.18%
ChevronTexaco Corp.	65,000	6,217
Exxon Mobil Corp.	1,645,012	76,164
Total		82,381

Paper 1.94%
International Paper Co.	530,064	22,915
MeadWestvaco Corp.	265,000	7,913
Total		30,828

Production Technology Equipment 0.18%
ATMI, Inc.*	140,000	2,850

Publishing: miscellaneous 1.33%
R.R. Donnelley & Sons Co.	665,000	21,107

Publishing: Newspapers 1.14%
Journal Register Co.*	80,000	1,552
Tribune Co.	390,000	16,556
Total		18,108

Radio & TV Broadcasters 0.35%
Clear Channel Communications, Inc.	155,000	5,534

Railroads 1.70%
CSX Corp.	470,000	14,711

See Notes to Schedule of Investments.

Investments	Shares	Value
		(000)
Union Pacific Corp.	220,000	$12,395
Total		27,106

Real Estate Investment Trusts 0.25%
Host Marriott Corp.*	306,800	3,973

Restaurants 0.22%
Yum! Brands, Inc.	90,000	3,455

Retail 3.10%
Barnes & Noble, Inc.*	170,000	5,844
Federated Department Stores, Inc.	105,000	5,032
Foot Locker, Inc.	40,000	900
J.C. Penney Co., Inc.	152,000	6,080
Limited Brands, Inc.	465,000	9,505
May Department Stores Co.	100,000	2,653
Pier 1 Imports, Inc.	775,400	13,903
Target Corp.	125,000	5,450
Total		49,367

Savings & Loan 0.51%
Webster Financial Corp.	172,000	8,070

Scientific Equipment & Supplies 0.26%
Varian, Inc.*	110,005	4,169

Services: Commercial 1.00%
Waste Management, Inc.	565,000	15,899

Shoes 0.48%
NIKE, Inc. Class B	106,000	7,707

Utilities: Cable TV & Radio 1.35%
Comcast Corp. Class A*	685,075	18,360
Cox Communications, Inc. Class A*	110,000	3,034
Total		21,394

Utilities: Electrical 0.98%
Ameren Corp.	180,000	8,044
CMS Energy Corp.*	500,000	4,515
NiSource, Inc.	150,000	3,105
Total		15,664

Utilities: Telecommunications 2.67%
SBC Communications, Inc.	305,000	$7,729
Verizon Communications, Inc.	900,000	34,686
Total		42,415

Utilities: Water 0.32%
Aqua America, Inc.	265,050	5,155

Total Common Stocks (cost $1,357,324,614)		1,491,997

7

	Principal Amount
	(000)
SHORT-TERM INVESTMENT 5.51%

Repurchase Agreement 5.51%
Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $46,310,000 of Federal National Mortgage Assoc. at 3.25% due 8/15/2008 and $44,130,000 of Federal Home Loan Bank at zero coupon due 6/30/2006; value: $89,416,570; proceeds: $87,666,525 (cost $87,657,759)	$87,658	87,658

Total Investments in Securities 99.31% (cost $1,444,982,373)		1,579,655
Cash and Other Assets in Excess of Liabilities 0.69%		10,951
Net Assets 100.00%		$1,590,606

*    Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

ADR-American Depository Receipt.

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA FUND July 31, 2004

Investments	Shares	Value
		(000)
INVESTMENTS IN UNDERLYING FUNDS 99.02%

Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	2,598,664	$36,693

Lord Abbett Research Fund, Inc. Small-Cap Value Fund - Class Y*(b)	1,624,947	43,094

Lord Abbett Securities Trust-International Opportunities Fund - Class Y(b)	5,936,410	54,675

Total Investments in Underlying Funds (cost $137,642,882)		134,462

Investments	Principal Amount	Value
	(000)	(000)

SHORT-TERM INVESTMENT 1.14%

Repurchase Agreement 1.14%
Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $1,590,000 of Federal Home Loan Bank at zero coupon due 11/16/2004; value: $1,582,050; proceeds: $1,546,643 (cost $1,546,488)	$1,546	$1,546

Total Investments 100.16% (cost $139,189,370)
Liabilities in Excess of Cash and Other Assets (0.16%)		136,008
Net Assets 100.00%
		(223)
		$135,785

*            Non-income producing security.

(a)     Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(b)    Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2004

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 95.06%

Australia 1.50%
Qantas Airways Ltd.	354,835	$867

Austria 2.86%
Bank Austria Creditanstalt	20,286	1,197
Erste Bank Der Oesterreichischen Sparkassen AG	11,616	451
Total		1,648

Canada 1.06%
Opti Canada, Inc.*	45,800	610

China 1.54%
China Telecom Corp. Ltd.-H	2,675,300	892

Denmark 1.00%
Tele Danmark AS	17,700	576

Finland 4.40%
Nokia Oyj	31,100	357
Stora Enso Oyj - R Shares	93,600	1,301
UPM-Kymmene Oyj	45,300	880
Total		2,538

France 13.22%
Axa	38,373	789
BNP Paribas S.A.	15,017	875
Credit Agricole S.A.	28,132	664
France Telecom S.A.	23,950	593
Lafarge S.A.	7,412	635
Sanofi-Synthelabo S.A.	20,706	1,374
Schneider Electric S.A.	16,475	1,048
Total S.A.	4,625	898
Vinci S.A.	7,385	752
Total		7,628

Germany 5.44%
BASF AG	22,646	1,207
Continental AG	15,891	$750
Deutsche Telekom AG Registered*	35,272	591
MAN AG	15,939	592
Total		3,140

Israel 2.24%
Teva Pharmaceutical Industries
Ltd. ADR	43,700	1,294

Italy 2.45%
Telecom Italia S.p.A.	282,139	837
Telecom Italia (RNC) S.p.A.	267,186	574
Total		1,411

Japan 18.77%
Acom Co. Ltd.	7,076	455
Bank of Yokohama Ltd. (The)*	126,000	684
Canon, Inc.	17,500	854
Chugai Pharmaceutical Co. Ltd.	28,500	447
Credit Saison Co. Ltd.	35,000	1,058
East Japan Railway*	105	572
Fanuc Ltd.	10,100	582
Kao Corp.*	27,286	676
Konica Minolta Holdings, Inc.*	62,000	811
Millea Holdings, Inc.*	50	736
Mitsubishi Tokyo Financial	104	930
Sumitomo Corp.*	133,000	928
Takefuji Corporation	16,910	1,214
Yamanouchi Pharmaceutical Co., Ltd.*	25,800	884
Total		10,831

Netherlands 3.75%
ASM Lithography Holding N.V.*	13,772	197
ING Groep NV-CVA	37,518	871
Royal Dutch Petroleum Co.	7,774	390
Unilever N.V.	11,454	704
Total		2,162

See Notes to Schedule of Investments.

1

Investments	Shares	U.S. $ Value (000)
Singapore 1.75%
DBS Group Holdings Ltd.	112,100	$1,010

South Korea 1.27%
KT&G Corp.	18,700	450
Samsung Electronics Co., Ltd.	800	285
Total		735

Spain 3.66%
ACS Actividades de Construccion y Servicios, S.A.	63,890	1,067
Gestevision Telecinco S.A.*	66,263	1,047
Total		2,114

Sweden 3.74%
Atlas Copco AB - A Shares	26,600	953
Ericsson ADR*	10,700	286
Skandia Forsakrings AB	235,800	919
Total		2,158

Switzerland 5.67%
Nestle S.A.- Registered	3,922	1,003
Novartis AG Registered Shares	25,305	1,132
UBS AG Registered Shares	16,979	1,136
Total		3,271

Taiwan 1.32%
Chinatrust Financial Holding Co., Ltd.	306,000	312
Mediatek, Inc.	35,429	204
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,066	243
Total		759

United Kingdom 19.42%
BP plc	70,837	665
British Aerospace plc	131,401	511
British Sky Broadcasting plc	61,024	671
Cadbury Schweppes plc	83,446	683
Diageo plc	63,106	782
GlaxoSmithKline plc	46,347	941
HSBC Holdings plc	48,776	716
National Grid Transco plc	87,499	$693
Prudential plc	124,226	1,024
Reed Elsevier plc	104,064	922
Royal Bank of Scotland Group plc	26,421	743
Tesco plc	269,748	1,248
Virgin Mobile Holdings UK plc*	82,951	285
Vodafone Group plc	607,880	1,318
Total		11,202

Total Common Stocks (cost $55,848,473)		54,846

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.88%

Repurchase Agreement 3.88%
Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $2,135,000 of Federal Home Loan Bank at 5.375% due 2/15/2007; value: 2,287,119; proceeds: $2,240,555 (cost $2,240,331)	$2,240	$2,240

Total Investments in Securities 98.94% (cost $58,088,804)		57,086
Cash and Other Assets in Excess of Liabilities 1.06%		609
Net Assets 100.00%		$57,695

*   Non-income producing security.

ADR-American Depository Receipt.

See Notes to Schedule of Investments.

2

Securities presented by industry:
Aerospace/Defense	0.89%
Air Transport	1.50%
Banks: Money Center	11.31%
Banks: Regional	3.80%
Beverages	2.54%
Broadcasting	2.98%
Building Materials	1.10%
Chemicals	2.09%
Construction/Home Bg	1.85%
Consumer Products	1.17%
Drugs	8.99%
Electric Power	1.20%
Electric: Equip/Comp	1.01%
Electrical Equipment	1.82%
Electronics	1.41%
Electronics:Semi/Com	1.61%
Engineer/Contr Svcs	1.30%
Financial Services	6.24%
Food	5.12%
Health Care Products	1.53%
Insurance	6.01%
Machinery:Ind/Speclt	2.68%
Miscellaneous	2.60%
Office Supplies	1.48%
Oil	1.06%
Oil: Integrated Intl	3.38%
Paper and Forest Pro	3.78%
Publishing	1.60%
Telecomm. Equipment	1.11%
Telecommunications	8.79%
Telephone-Long Dist	1.03%
Tire & Rubber	1.30%
Tobacco	0.78%
Repurchase Agreement	3.88%
Total	98.94%

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2004

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 91.39%

Australia 3.02%
Newcrest Mining Ltd.	250,400	$2,493
Promina Group Ltd.	758,100	2,097
Total		4,590

Belgium 2.96%
Colruyt N.V.	19,900	2,578
Oriflame Cosmetics S.A.*	58,100	1,930
Total		4,508

Canada 2.17%
Cott Corp.*	77,200	2,160
Rona, Inc.*	55,500	1,144
Total		3,304

France 6.29%
Imerys S.A.^	34,700	2,112
IPSOS S.A.^	20,300	2,063
Neopost S.A.^	48,550	2,817
Pierre & Vacances*^	8,800	752
SR Teleperformance^	82,369	1,832
Total		9,576

Germany 6.52%
AWD Holding AG	62,700	2,197
Continental AG	50,200	2,369
Epcos AG*^	61,100	1,041
Freenet De AG*	70,800	1,321
Medion AG^	21,800	471
Puma AG	10,700	2,525
Total		9,924

Greece 1.28%
Bank of Piraeus	178,100	1,943

Hong Kong 4.31%
Dah Sing Financial Group^	273,422	1,682
Hong Kong Exchanges & Clearing Ltd.	898,500	$1,855
Sino Land Co.^	2,346,000	1,474
Techtronic Industries Co.^	1,046,500	1,556
Total		6,567

India 1.34%
I.C.I.C.I Bank Ltd. ADR	157,200	2,047

Ireland 0.91%
Icon plc ADR*	37,500	1,386

Italy 5.16%
Davide Campari-Milano S.p.A.	42,300	2,047
E.Biscom S.p.A.*^	39,100	1,902
Hera S.p.A.*	969,600	2,025
Milano Assicurazioni S.p.A.	487,900	1,880
Total		7,854

Japan 27.42%
Aeon Mall Co. Ltd.*	33,100	1,687
Amada Corp. Ltd.	348,500	1,976
Arisawa Manufacturing Co, Ltd.^	54,100	2,218
Arrk Corp.^	22,200	840
Casio Computer Co. Ltd.^	205,700	2,785
Cosmo Oil Co. Ltd.*	560,000	1,608
Diamond City Co. Ltd.*^	37,000	1,411
Don Quijote Co. Ltd.^	18,200	1,014
Global Media Online, Inc.^	29,000	481
Global Media Online, Inc.*(b)	46,200	746
Goodwill Group, Inc.^	600	1,109
Japan Cash Machines Co. Ltd.	39,600	1,418
KOSE Corp.	56,400	2,065
Matsumotokiyoshi Co. Ltd.^	68,000	1,742
Misumi Corp.	53,400	1,567
Mitsui Mining & Smelting Co.	456,700	1,860
Nitori Co. Ltd.^	34,300	2,114
OBIC Business Consultants Ltd.^	19,100	1,205
Park24 Co. Ltd.	75,400	2,631

See Notes to Schedule of Investments.

1

Investments	Shares	U.S. $ Value (000)
Rengo Co., Ltd.*^	303,000	$1,408
Rinnai Corp.*	58,400	1,724
Shinko Electric Industries Co. Ltd.*^	47,500	1,415
Sumitomo Rubber Industries*	219,000	1,902
Take and Give Needs Co. Ltd*	75	801
Tokyu Land Corp.*^	489,500	1,322
Yamaha Motor Co., Ltd.*^	175,950	2,692
Total		41,741

Luxembourg 0.79%
Gemplus International S.A.*^	600,000	1,199

Netherlands 1.24%
Oce N.V.	125,000	1,884

Russia 1.80%
Uralsvyazinform ADR*^	71,500	440
Vimpelcom ADR*	26,300	2,300
Total		2,740

Singapore 1.49%
Neptune Orient Lines Ltd.	967,944	1,367
Want Want Holdings Ltd.(a)	877,000	903
Total		2,270

South Korea 1.21%
NHN Corp.	22,200	1,839

Spain 7.51%
Corporacion Mapfre S.A. Rights	176,399	2,022
Fadesa Inmobiliaria S.A.*^	65,948	881
Gestevision Telecinco S.A.*^	8,676	137
Grupo Empresarial Ence S.A.^	42,500	1,192
Grupo Ferrovial S.A.^	48,200	2,103
Iberia Lineas Aereas de Espana S.A.^	577,800	1,475
Indra Sistemas, S.A.	160,500	2,048
Prosegur, Compania de Seguridad S.A.^	100,500	$1,581
Total		11,439

Sweden 1.56%
Getinege AB	206,000	2,376

Switzerland 5.63%
Actelion Ltd.*	20,000	1,911
Geberit AG	4,815	3,237
Nobel Biocare AB^	17,900	2,448
Sez Holdings AG Registered*	34,956	980
Total		8,576

United Kingdom 8.78%
Cairn Energy plc*	87,000	2,238
Close Brothers Group plc	12,600	153
CSR plc*	131,952	858
Kesa Electricals plc	294,400	1,504
Michael Page International	536,800	1,679
Next plc	74,600	2,031
Peter Hambro Mining plc*	132,000	1,001
Premier Farnell plc	474,300	1,805
William Hill plc	222,700	2,090
Total		13,359

Total Common Stocks (cost $114,735,800)		139,122

PREFERRED STOCK 1.06%

Germany 1.06%
ProsiebenSat.1 Media AG (cost $1,340,251)	93,500	1,613

See Notes to Schedule of Investments.

2

Investments	Shares	U.S. $ Value (000)
SHORT-TERM INVESTMENTS 19.34%

Collateral for Securities on Loan 19.32%
State Street Navigator Securities Lending Prime Portfolio, 1.28%(c)	29,414,610	$29,415

	Principal Amount (000)
Repurchase Agreement 0.02%
Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $25,000 of Federal National Mortgage Assoc. at 7.125% due 2/15/2005; value: $26,500; proceeds: $25,151	$25	25

Total Short-Term Investments (cost $29,439,759)		29,440

Total Investments in Securities 111.79% (cost $145,515,810)		170,175
Liabilities in Excess of Cash and Other Assets (11.79%)		(17,943)
Net Assets 100.00%		$152,232

*    Non-income producing security.

^     Security (or a portion of security) on loan.

(a)   Foreign security traded in U.S. dollars.

(b)   Security received on a when-issued basis.

(c)   Rate shown reflects 7 day yield as of July 31, 2004.

ADR-American Depository Receipt.

See Notes to Schedule of Investments.

3

Securities presented by industry:
Air Transportation	0.97%
Autos & Auto Parts	4.57%
Chemicals	1.46%
Collateral for Securities on Loan	19.32%
Communication Equipment	1.35%
Computer Hardware	0.31%
Computer Services	1.35%
Computer Software	0.79%
Construction Materials	1.39%
Consumer Building	2.70%
Consumer Durables	3.98%
Consumer Non-Durables	7.65%
Div. Financials	1.34%
Electronics	3.44%
Engineering & Capital Goods	4.08%
Engineering & Construction	1.38%
Food & Drink	3.36%
General Manufacturing & Services	6.18%
Healthcare Facilities	0.91%
Healthcare Products & Supplies	4.42%
Internet Companies	2.88%
Leisure & Recreation	1.87%
Media	3.71%
Mining & Metals	3.52%
Non-Property Financials	9.08%
Office Equipment	1.24%
Oil & Gas	2.53%
Paper & Forest Products	1.71%
Property	3.87%
Repurchase Agreement	0.02%
Retail	5.13%
Surface Transportation	0.90%
Telecommunications Services	3.05%
Utilities & Infrastructure	1.33%
Total	111.79%

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE  July 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 92.80%

Aerospace & Defense 0.30%
Honeywell International, Inc.	1,080	$41

Air Freight & Couriers 0.69%
United Parcel Service, Inc. Class B	1,300	94

Airlines 0.24%
Delta Air Lines, Inc.*	6,357	33

Beverages 1.89%
Diageo plc ADR	855	43
PepsiCo, Inc.	4,294	215
Total		258

Chemicals 4.07%
E.I. du Pont de Nemours & Co.	3,179	136
Monsanto Co.	3,178	115
Potash Corp. of Saskatchewan, Inc.*(a)	1,202	116
Praxair, Inc.	3,578	141
Rohm & Haas Co.	1,207	48
Total		556

Commercial Banks 6.29%
Bank of America Corp.	1,800	153
Bank of New York Co., Inc.	4,559	131
Marshall & Ilsley Corp.	860	33
Mellon Financial Corp.	6,982	192
U.S. Bancorp	2,350	67
Wachovia Corp.	3,247	144
Wells Fargo & Co.	2,443	140
Total		860

Commercial Services & Supplies 0.93%
Waste Management, Inc.	4,515	127

Communications Equipment 3.37%
Corning, Inc.*	6,417	79
Motorola, Inc.	19,481	311
Nortel Networks Corp.*(a)	19,410	71
Total		461

Computers & Peripherals 3.28%
Apple Computer, Inc.*	6,438	$208
EMC Corp.*	21,934	241
Total		449

Diversified Financials 5.64%
Citigroup, Inc.	5,946	262
JPMorgan Chase & Co.	10,295	384
Merrill Lynch & Co., Inc.	2,531	126
Total		772

Diversified Telecommunication Services 4.03%
Qwest Communications Int’l., Inc.*	15,470	60
SBC Communications, Inc.	6,342	161
Verizon Communications, Inc.	8,554	330
Total		551

Electric Utilities 1.28%
FPL Group, Inc.	1,072	72
Progress Energy, Inc.	1,896	80
Southern Co.	780	23
Total		175

Electrical Equipment 0.69%
Emerson Electric Co.	1,551	94

Electronic Equipment & Instruments 0.83%
Solectron Corp.*	20,670	114

Energy Equipment & Services 3.17%
Baker Hughes, Inc.	4,731	191
GlobalSantaFe Corp.	2,375	65
Schlumberger Ltd.	2,774	178
Total		434

Food & Staples Retailing 1.21%
CVS Corp.	1,320	55
Kroger Co.*	6,965	110
Total		165

Food Products 3.49%
Archer-Daniels-Midland Co.	2,710	42
H.J. Heinz Co.	1,945	72

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Kellogg Co.	2,974	$124
Kraft Foods, Inc. Class A	7,825	239
Total		477

Healthcare Equipment & Supplies 1.11%
Baxter Int’l., Inc.	4,703	141
Guidant Corp.	200	11
Total		152

Healthcare Providers & Services 1.66%
Cardinal Health, Inc.	2,828	126
CIGNA Corp.	1,635	101
Total		227

Household Durables 0.57%
Newell Rubbermaid, Inc.	3,633	78

Household Products 0.66%
Kimberly Clark Corp.	1,400	90

Industrial Conglomerates 3.18%
General Electric Co.	6,020	200
Tyco Int’l. Ltd.(a)	7,573	235
Total		435

Insurance 3.74%
American Int’l. Group, Inc.	4,658	329
Hartford Financial Group, Inc.	1,476	96
St. Paul Travelers Cos., Inc. (The)	2,340	87
Total		512

Leisure Equipment & Products 0.29%
Eastman Kodak Co.	1,495	40

Machinery 6.00%
Caterpillar, Inc.	260	19
Deere & Co.	5,931	372
Eaton Corp.	3,016	195
Illinois Tool Works, Inc.	1,248	113
Parker Hannifin Corp.	2,125	122
Total		821

Media 7.00%
Clear Channel Communications, Inc.	3,810	136
Comcast Corp. Class A*	8,325	$223
Cox Communications, Inc. Class A*	1,675	46
Time Warner, Inc.*	1,990	33
Tribune Co.	3,617	154
Viacom, Inc. Class B	3,119	105
Walt Disney Co. (The)	11,299	261
Total		958

Metals & Mining 2.93%
Alcoa, Inc.	5,111	164
Barrick Gold Corp.(a)	3,410	65
Newmont Mining Corp.	4,262	172
Total		401

Multi-Line Retail 0.74%
Target Corp.	2,319	101

Office Electronics 1.41%
Xerox Corp.*	13,959	193

Oil & Gas 5.04%
Exxon Mobil Corp.	14,883	689

Paper & Forest Products 2.27%
International Paper Co.	7,205	311

Personal Products 0.84%
Gillette Co.	2,955	115

Pharmaceuticals 7.60%
Abbott Laboratories	2,458	97
Bristol-Myers Squibb Co.	2,910	67
Merck & Co., Inc.	3,954	179
Novartis AG ADR	4,233	189
Pfizer, Inc.	2,480	79
Schering-Plough Corp.	10,096	196
Wyeth	6,583	233
Total		1,040

Road & Rail 2.62%
Canadian National Railway Co.(a)	2,834	127
CSX Corp.	3,030	95
Union Pacific Corp.	2,410	136
Total		358

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Semiconductor Equipment & Products 0.23%
Teradyne, Inc.*	1,831	$31

Software 1.31%
Computer Associates Int’l., Inc.	2,300	58
Microsoft Corp.	4,240	121
Total		179

Specialty Retail 1.35%
Gap, Inc. (The)	8,138	185

Textiles & Apparel 0.85%
NIKE, Inc. Class B	1,590	116

Total Common Stocks (cost $12,760,210)		12,693

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.95%

Repurchase Agreement 5.95%
Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $840,000 of Federal National Mortgage Assoc. at zero coupon due 12/08/2004; value: $834,750; proceeds: $814,035 (cost $813,953)	$814	$814

Total Investments in Securities 98.75% (cost $13,574,163)		13,507
Cash and Other Assets in Excess of Liabilities 1.25%		171
Net Assets 100.00%		$13,678

*    Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

ADR-American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedules of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover the following funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Alpha Series (“Alpha Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large-Cap Value Fund”), and Lord Abbett International Core Equity Fund (“International Core Equity Fund”).

All Value Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund’s, International Opportunities Fund’s, and International Core Equity Fund’s investment objective is long-term capital appreciation.  Alpha Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett.  Large-Cap Value Fund’s investment objective is to seek a high level of total return.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)      Forward Foreign Currency Exchange Contracts–International Opportunities Fund and International Core Equity Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. At July 31, 2004, there are no forward foreign currency exchange contracts outstanding.

(d)  Securities Lending–Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned).  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.  As of July 31, 2004, the value of securities loaned for International Opportunities Fund was $27,906,663.  These loans are collateralized by cash of $29,414,610, which is invested in a restricted money market account.

 (e)   Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)        When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price at the time of entering the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.     FEDERAL TAX INFORMATION

As of July 31, 2004, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Fund	International Core Equity Fund
Tax cost	$1,444,982,373	$139,189,370	$58,088,804
Gross unrealized gain	174,413,955	17,135,300	781,217
Gross unrealized loss	(39,741,300)	(20,317,114)	(1,783,961)
Net unrealized security gain	$134,672,655	$(3,181,814)	$(1,002,744)

	International Opportunities Fund	Large-Cap Value Fund
Tax cost	$145,515,810	$13,574,163
Gross unrealized gain	30,917,921	492,079
Gross unrealized loss	(6,258,491)	(559,304)
Net unrealized security gain(loss)	$24,659,430	$(67,225)

4.     INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which Large-Cap Value Fund and All Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of a particular value stock for a long time.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies.  Foreign securities may pose greater risks than domestic securities, including greater fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap.

These factors can affect Fund performance.

5.     SCHEDULES OF INVESTMENTS OF UNDERLYING FUNDS

The Schedules of Investments of Lord Abbett Developing Growth Fund, Inc. and Lord Abbett Research Fund, Inc. – Small Cap Value Series, two of Alpha Fund’s underlying Funds, follow.

The Schedule of Investments of Lord Abbett Securities Trust – International Opportunities Fund, also an underlying Fund of Alpha Fund, has been presented earlier in these Schedules of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. July 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 97.11%

Air Transportation 0.97%
EGL, Inc.*^	388,300	$9,867

Banks: Outside New York City 5.99%
Cathay General Bancorp	63,070	4,226
East-West Bancorp, Inc.^	379,100	12,783
Nara Bancorp, Inc.^	355,940	6,364
Piper Jaffray Cos.*^	98,900	4,030
Silicon Valley Bancshares*^	339,100	12,415
Southwest Bancorp of Texas, Inc.^	517,440	10,530
Texas Regional Bancshares, Inc.^	232,749	10,355
Total		60,703

Biotechnology Research & Production 3.12%
Abgenix, Inc.*^	371,600	3,632
Cell Therapeutics, Inc.*	842,890	4,594
Corixa Corp.*	394,720	1,784
DOV Pharm, Inc.*^(a)	256,160	3,330
Exact Sciences Corp.*^	513,800	2,482
Integra Lifesciences Holdings*^	317,700	10,038
Kosan Biosciences, Inc.*^	270,980	1,726
Vion Pharmaceuticals, Inc.*^	1,103,760	4,007
Total		31,593

Casinos & Gambling 1.09%
Scientific Games Corp.
Class A*^	399,200	7,110
Shuffle Master, Inc.*^	121,894	3,899
Total		11,009

Chemicals 1.09%
Aceto Corp.^	307,940	5,047
Cabot Microelectronics Corp.*^	28,830	1,023
Ultralife Batteries, Inc.*^	303,860	$4,981
Total		11,051

Commercial Information Services 0.01%
Salesforce.com, Inc.*^	7,170	93

Communications Technology 1.15%
KVH Industries, Inc.*^	156,880	1,269
Tibco Software, Inc.*^	1,463,850	10,349
Total		11,618

Computer Services Software & Systems 10.97%
Akamai Technologies, Inc.*^	630,200	9,409
Blackboard, Inc.*^	322,740	5,971
Digital River, Inc.*^	440,200	12,370
Digitas, Inc.*^	660,680	4,420
eCollege.com, Inc.*^	312,996	3,744
Embarcadero Technologies, Inc.*^	224,460	1,706
Macromedia, Inc.*^	202,200	4,084
Magma Design Automation, Inc.*^	385,400	6,841
MicroStrategy, Inc.*^	182,100	7,331
Opnet Technologies, Inc.*^	287,680	2,675
Sapient Corp.*^	1,793,450	12,536
SRA Int’l., Inc.*^	325,080	13,819
SS&C Technologies, Inc.	253,750	5,113
Verint Systems, Inc.*^	379,877	12,046
Witness Systems Inc.*^	180,710	2,405
Zoran Corp.*^	380,700	6,735
Total		111,205

Computer Technology 1.04%
Advanced Digital
Information Corp.*^	351,340	3,134
Sierra Wireless, Inc.*^(a)	235,370	7,407
Total		10,541

See Notes to Financial Statements.

Investments	Shares	Value (000)
Consumer Electronics 1.17%
Digital Theater Systems, Inc.*^	143,920	$3,331
Netflix, Inc.*^	195,700	4,012
NIC, Inc.*^	718,850	4,493
Total		11,836

Consumer Products 0.28%
Usana Health Services, Inc.*^	95,020	2,827

Cosmetics 0.81%
Nu Skin Enterprises, Inc.	300,670	8,211

Diversified Manufacturing 2.20%
Armor Holdings, Inc.*^	402,990	14,709
CLARCOR, Inc.^	172,060	7,571
Total		22,280

Drugs & Pharmaceuticals 6.83%
Bone Care International, Inc.*^	216,779	5,439
Bradley Pharmaceuticals, Inc.*	212,900	5,012
Kos Pharmaceuticals, Inc.*^	314,000	9,285
K-V Pharmaceutical Co., Class A*^	275,654	4,799
Ligand Pharmaceuticals, Inc. Class B*^	360,388	4,977
Medicis Pharmaceutical Corp.^	189,000	6,760
Noven Pharmaceuticals, Inc.*^	398,240	8,048
Perrigo Co.^	382,930	6,380
Priority Healthcare Corp.*^	327,400	7,334
SFBC Int’l., Inc.*	327,500	11,148
Total		69,182

Education Services 2.19%
Bright Horizons Family Solutions, Inc.*^	157,450	7,990
Strayer Education, Inc.^	89,940	8,762
Universal Technical Institute, Inc.*^	165,440	$5,410
Total		22,162

Electrical & Electronics 1.26%
Plexus Corp.*^	682,500	7,651
Power Intergrations, Inc.*^	254,620	5,138
Total		12,789

Electrical Equipment & Components 0.73%
Littelfuse, Inc.*^	191,910	7,446

Electronics 2.39%
Avid Technology, Inc.*^	199,400	9,320
II-VI, Inc.*^	194,430	5,761
Semtech Corp.*^	460,000	9,131
Total		24,212

Electronics: Medical Systems 2.17%
Affymetrix, Inc.*^	307,500	8,306
Visx, Inc.*^	641,800	13,741
Total		22,047

Electronics: Semi-Conductors/ Components 2.04%
Formfactor, Inc.*^	364,200	7,313
O2Micro Int’l., Ltd.*^(a)	342,930	4,414
Sigmatel, Inc.*^	440,950	6,733
Vitesse Semiconductor Corp.*^	798,300	2,235
Total		20,695

Electronics: Technology 1.40%
Sypris Solutions, Inc.^	289,470	3,601
Trimble Navigation Ltd.*^	383,000	10,636
Total		14,237

Energy Miscellaneous 0.59%
Penn Virginia Corp.^	159,300	6,004

See Notes to Financial Statements.

Investments	Shares	Value (000)
Engineering & Contracting Services 0.54%
Dycom Industries Inc.*^	202,320	$5,451

Financial Data Processing Services & Systems 2.05%
Digital Insight Corp.*^	134,840	2,000
Kronos, Inc.*^	427,298	18,767
Total		20,767

Financial Information Services 0.45%
S1 Corp.*^	557,536	4,611

Gold 0.38%
Coeur D’Alene Mines Corp.*^	1,102,200	3,814

Health & Personal Care 1.13%
Healthcare Service Group, Inc.^	378,219	6,365
Odyssey Healthcare, Inc.*^	298,300	5,125
Total		11,490

Healthcare Facilities 0.31%
Icon plc ADR*	84,006	3,104

Healthcare Management Services 3.32%
Amerigroup Corp.*^	360,250	17,278
Centene Corp.*	274,370	10,700
Molina Healthcare, Inc.*^	171,720	5,698
Total		33,676

Investment Management Companies 0.63%
National Financial Partners Corp.^	188,300	6,342

Jewelry Watches & Gemstones 1.26%
Fossil, Inc.*^	529,920	12,819

Machinery: Industrial/Specialty 0.95%
Nordson Corp.^	230,893	9,667

Machinery: Oil Well Equipment & Services 1.01%
Cal Dive Int’l., Inc.*^	330,400	$10,242

Machinery: Specialty 1.21%
Engineered Support Systems, Inc.^	218,550	12,254

Medical & Dental Instruments & Supplies 4.67%
American Medical Systems Holdings, Inc.*^	240,400	7,650
Bio-Rad Laboratories, Inc.*	169,150	8,863
Cooper Cos., Inc. (The)^	144,800	8,608
Molecular Devices Corp.*^	230,903	4,713
Nuvasive, Inc.*^	435,600	4,360
Sybron Dental Specialties, Inc.*^	180,510	4,856
Techne Corp.*^	76,270	3,036
Wright Medical Group, Inc.*^	188,530	5,209
Total		47,295

Metal Fabricating 1.02%
Maverick Tube Corp.*^	356,700	10,287

Miscellaneous Materials & Processing 0.81%
Rogers Corp.*^	165,660	8,192

Oil: Crude Producers 1.87%
Comstock Resources, Inc.*^	405,800	8,538
Unit Corp.*^	322,850	10,412
Total		18,950

Oil: Integrated Domestic 0.84%
KCS Energy Services, Inc.*^	575,000	8,499

Production Technology Equipment 1.43%
Varian Semiconductor Equipment Associates, Inc.*^	483,600	14,445

See Notes to Financial Statements.

Investments	Shares	Value (000)
Restaurants 2.49%
P.F. Chang’s China Bistro, Inc.*^	220,545	$9,799
Rare Hospitality Int’l., Inc.*^	359,770	10,149
Red Robin Gourmet Burgers, Inc.*	155,600	5,306
Total		25,254

Retail 4.25%
1-800-FLOWERS.COM, Inc. Class A*^	132,900	1,002
Blue Nile Inc.*^	249,410	7,021
Cabela’s, Inc.*^	50,690	1,361
Electronics Boutique Holdings Corp.*^	163,000	4,093
Linens ‘N Things, Inc.*^	75,600	2,013
Overstock.com, Inc.*	155,830	5,465
Pacific Sunwear of California, Inc.*	367,400	7,495
RedEnvelope, Inc.*^	277,200	2,087
Tractor Supply Co.*^	186,900	6,777
United Natural Foods, Inc.*^	264,900	5,740
Total		43,054

Savings & Loan 0.83%
Commercial Capital Bancorp, Inc.^	380,587	8,361

Scientific Equipment & Supplies 0.67%
Varian, Inc.*^	178,680	6,772

Services: Commercial 9.41%
Administaff, Inc.*^	291,470	3,877
Charles River Associates, Inc.*^	181,220	5,806
Corporate Executive Board Co. (The)^	216,333	12,266
Costar Group, Inc.*^	179,010	7,599
Forrester Research, Inc.*^	364,510	6,507
G & K Services, Inc.^	118,480	$4,564
Gevity HR, Inc.^	134,320	2,791
Heidrick & Struggles Int’l., Inc.*^	304,539	8,058
Korn/Ferry International, Inc.*^	427,900	7,630
Navigant Consulting Co.*^	740,070	15,504
Resources Connection, Inc.*^	389,920	15,121
Wireless Facilities, Inc.*^	759,500	5,681
Total		95,404

Shoes 0.63%
Kenneth Cole Productions, Inc.^	197,490	6,337

Steel 0.87%
Schnitzer Steel Industries, Inc. Class A^	284,799	8,809

Telecommunications Equipment 0.89%
Plantronics, Inc.	234,400	9,067

Textiles Apparel Manufacturers 1.52%
Guess, Inc.*^	402,810	6,525
Warnaco Group, Inc.*^	470,200	8,887
Total		15,412

Truckers 2.18%
Forward Air Corp.*^	216,880	8,612
Landstar System Inc.*^	269,840	13,441
Total		22,053

Total Common Stocks (cost $963,089,943)		984,036

See Notes to Financial Statements.

Investments	Shares	Value (000)
SHORT-TERM INVESTMENTS 27.61%

Collateral for Securities on Loan 24.76%

State Street Navigator Securities Lending Prime Portfolio, 1.28%(b)	250,905,196	$250,905

	Principal Amount (000)
Repurchase Agreement 2.85%

Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $26,615,000 of Federal National Mortgage Assoc. at zero coupon due 3/15/2012; value: $29,509,381; proceeds: $28,929,971	$28,927	28,927

Total Short-Term Investments (cost $279,832,275)		279,832

Total Investments in Securities 124.72% (cost $1,242,922,218)		1,263,868
Liabilities in Excess of Other Assets (24.72%)		(250,496)
Net Assets 100.00%		$1,013,372

*    Non-income producing security.

^     Security (or a portion of security) on loan. See Note 5.

(a)   Foreign security traded in U.S. dollars.

(b)   Rate shown reflects 7 day yield as of July 31, 2004.

ADR  American Depository Receipt.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC - SMALL-CAP VALUE SERIES  July 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 93.83%

Aerospace 3.99%
Curtiss-Wright Corp.^	314,100	$16,883
Moog, Inc. Class A*^	480,025	17,459
Orbital Sciences Corp.*^	1,354,800	15,512
Teledyne Technologies, Inc.*	2,700	57
Total		49,911

Agriculture Fishing & Ranching 0.07%
Delta & Pine Land Co.	41,800	938

Air Transportation 0.96%
Alaska Air Group, Inc.*^	275,090	5,730
Frontier Airlines, Inc.*^	797,800	6,279
Total		12,009

Auto Components 1.31%
Modine Manufacturing Co.^	553,000	16,402

Auto Parts: After Market 0.92%
Keystone Automotive
Industries , Inc.*^	266,500	7,526
TBC Corp.*^	165,500	3,960
Total		11,486

Banks: New York City 0.71%
Signature Bank*^	358,000	8,943

Banks: Outside New York City 3.73%
Alabama National Bancorp^	67,800	3,880
Amcore Financial, Inc.^	183,000	5,170
Corus Bankshares, Inc.^	152,500	6,123
Cullen/Frost Bankers, Inc.	385,000	16,563
Doral Financial Corp.^	380,000	14,915
Total		46,651

Building: Air Conditioning 0.59%
Lennox International, Inc.^	418,700	7,377

Building: Materials 2.28%
Hughes Supply, Inc.	185,000	11,270
NCI Building Systems, Inc.*^	276,240	8,511
Simpson Manufacturing Co., Inc.^	156,000	$8,738
Total		28,519

Chemicals 5.78%
Cytec Industries, Inc.^	641,300	29,885
Georgia Gulf Corp.^	542,200	19,275
OM Group, Inc.*^	602,200	19,282
Quaker Chemical Corp.^	159,000	3,959
Total		72,401

Computer Services Software & Systems 4.48%
Aspen Technology, Inc.*^	665,212	3,945
Electronics for Imaging, Inc.*^	830,000	16,658
Mercury Computer Systems, Inc.*^	458,300	10,912
MICROS Systems, Inc.*^	505,000	24,553
Total		56,068

Consumer Products 2.41%
Playtex Products, Inc.*^	2,350,000	16,614
Tupperware Corp.^	311,100	5,342
Yankee Candle Co.*	282,700	8,204
Total		30,160

Containers & Packaging: Paper & Plastic 0.38%
Graphic Packaging Corp.*^	691,600	4,765

Copper 1.95%
Mueller Industries, Inc.^	640,140	24,402

Diversified Financial Services 0.77%
Jones Lang LaSalle, Inc.*^	334,300	9,695

Diversified Manufacturing 0.83%
CLARCOR, Inc.^	68,100	2,996
Hexcel Corp.*^	630,100	7,404
Total		10,400

Drug & Grocery Store Chains 0.92%
Casey’s General Stores, Inc.^	710,800	11,501

Electrical Equipment & Components 1.01%
Ametek, Inc.^	410,000	12,644

1

Investments	Shares	Value (000)
Electrical: Household Appliance 0.18%
Applica, Inc.*^	429,100	$2,210

Electronics 0.57%
BEI Technologies, Inc.^	26,000	624
Vishay Intertechnology, Inc.*^	419,800	6,507
Total		7,131

Electronics: Medical Systems 2.36%
Analogic Corp.^	335,300	13,928
Haemonetics Corp. of Mass.*^	359,200	10,776
Zoll Medical Corp.*^	141,700	4,795
Total		29,499

Electronics: Semi-Conductors / Components 0.25%
Planar Systems, Inc.*^	230,600	3,185

Electronics: Technology 3.32%
Cubic Corp.^	720,000	14,580
Intermagnetics General Corp.*^	363,671	13,987
Scansource, Inc.*^	221,800	12,997
Total		41,564

Energy Equipment 0.23%
Global Power Equipment Group*^	411,800	2,887

Engineering & Contracting Services 0.70%
URS Corp.*^	365,000	8,815

Forest Products 0.94%
Universal Forest Products, Inc.^	387,500	11,768

Funeral Parlors & Cemetery 1.08%
Stewart Enterprises, Inc.*^	1,950,800	13,578

Healthcare Facilities 1.18%
Capital Senior Living Corp.*^	820,000	3,690
Pharmaceutical Product
Development, Inc.*^	315,000	11,044
Total		14,734

Healthcare Management Services 0.20%
American Medical Security Group, Inc.*^	99,200	2,521

Hotel/Motel 0.98%
The Marcus Corp.^	697,400	$12,267

Identification Control & Filter Devices 0.88%
IDEX Corp.^	225,050	7,222
Roper Industries, Inc.	68,700	3,847
Total		11,069

Insurance: Multi-Line 0.43%
Markel Corp.*	19,000	5,368

Insurance: Property-Casualty 2.80%
Navigators Group, Inc. (The)*^	228,000	6,840
Odyssey Re Holdings Corp.^	522,000	12,189
Philadelphia Consolidated Holding Corp.*^	85,000	4,647
Selective Insurance Group, Inc.^	315,300	11,354
Total		35,030

Machinery: Engines 1.67%
Briggs & Stratton Corp.	250,000	20,875

Machinery: Industrial/Specialty 3.07%
Enpro Industries, Inc.*^	451,500	11,179
Tennant Co.^	270,000	9,977
Woodward Governor Co.^	281,700	17,288
Total		38,444

Machinery: Oil Well Equipment & Services 3.82%
FMC Technologies, Inc.*	452,500	13,575
Grant Prideco, Inc.*^	685,000	12,939
Helmerich & Payne, Inc.^	228,270	5,780
Key Energy Services, Inc.*^	1,535,000	15,473
Total		47,767

Machinery: Specialty 0.59%
JLG Industries, Inc.^	525,000	7,350

Medical & Dental Instruments & Supplies 0.67%
Molecular Devices Corp.*^	210,800	4,303

2

Investments	Shares	Value (000)
PSS World Medical, Inc.*^	421,800	$4,129
Total		8,432

Medical Services 1.39%
Covance Inc.*	328,900	12,067
Hanger Orthopedic Group, Inc.*^	524,300	5,296
Total		17,363

Metal Frabricating 2.31%
Quanex Corp.^	635,000	28,892

Metals & Minerals Miscellaneous 2.82%
Compass Minerals International^	40,100	819
Graftech Int’l., Ltd.*^	1,260,000	13,898
Minerals Technologies, Inc.^	245,000	13,688
Stillwater Mining Co.*^	472,400	6,873
Total		35,278

Miscellaneous Materials & Processing 2.75%
Rogers Corp.*^	696,180	34,426

Miscellaneous Service 0.05%
Prime Medical Services, Inc.*	77,000	566

Multi-Sector Companies 2.02%
Trinity Industries, Inc.^	840,000	25,259

Offshore Drilling 0.99%
Atwood Oceanics, Inc.*^	320,000	12,371

Oil: Crude Producers 1.66%
Grey Wolf, Inc.*^	3,500,000	15,715
Range Resources Corp.^	303,200	5,079
Total		20,794

Oil: Integrated Domestic 0.45%
KCS Energy Services, Inc.*^	380,000	5,616

Production Technology Equipment 0.94%
ATMI, Inc.*^	515,000	10,485
Dionex Corp.*	26,400	1,246
Total		11,731

Publishing: Newspapers 0.68%
Journal Register Co.*^	440,900	$8,553

Railroad Equipment 1.00%
Wabtec Corp.^	685,000	12,467

Railroads 0.26%
Genesee & Wyoming, Inc. Class A*^	140,850	3,268

Real Estate Investment Trusts 1.64%
Diamondrock Hospitality Co.*+	600,000	6,000
Government Properties Trust^	295,000	2,932
Nationwide Health Properties^	610,000	11,651
Total		20,583

Restaurants 0.51%
McCormick & Schmick’s Seafood*^	535,000	6,420

Retail 3.54%
Barnes & Noble, Inc.*	73,200	2,517
Brookstone, Inc.*^	195,000	3,418
Pier 1 Imports, Inc.	1,245,100	22,324
School Specialty, Inc.*^	465,000	16,001
Total		44,260

Savings & Loan 2.82%
Bank Mutual Corp.^	370,029	4,174
KNBT Bancorp, Inc.^	498,630	8,103
W Holding Company, Inc.^	725,031	11,963
Webster Financial Corp.	235,900	11,068
Total		35,308

Scientific Equipment & Supplies 1.18%
Varian, Inc.*^	390,000	14,781

Services: Commercial 1.93%
Casella Waste Systems, Inc. Class A*^	474,300	5,787
Heidrick & Struggles Int’l.*^	270,000	7,144
Hudson Highland Group, Inc.*^	215,000	6,523
SM&A*^	55,400	444
Steiner Leisure Ltd.*(a)	177,500	4,244
Total		24,142

3

Investments	Shares	Value (000)
Shipping 1.28%
Kirby Corp.*^	415,000	$16,019

Shoes 0.96%
Skechers USA, Inc. Class A*^	874,900	12,030

Steel 0.91%
Steel Technologies, Inc.^	493,700	11,409

Textiles Apparel Manufacturers 1.18%
Perry Ellis Int’l., Inc.*^	171,100	4,031
Warnaco Group, Inc.*^	570,000	10,773
Total		14,804

Truckers 1.31%
P.A.M. Transportation Services*^	345,700	6,364
USF Corp.^	282,300	10,022
Total		16,386

Utilities: Water 0.24%
Aqua America, Inc.^	157,000	3,054

Total Common Stocks (cost $986,246,001)		1,174,546

SHORT-TERM INVESTMENTS 25.44%

Collateral for Securities on Loan 19.54%
State Street Navigator Securities Lending Prime Portfolio, 1.28%(b)	244,599,667	$244,600

	Principal Amount (000)
Repurchase Agreement 5.90%

Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $27,485,000 of Federal Home Loan Mortgage Corp. at 5.50% due 9/15/2011, and $47,200,000 of Federal National Mortgage Assoc. at 3.00% due 7/16/2013; value: $75,323,840; proceeds: $73,848,084	$73,840	73,840

Total Short-Term Investments (cost $318,440,367)		318,440

Total Investments in Securities 119.27% (cost $1,304,686,368)		1,492,986
Liabilities in Excess of Cash and Other Assets (19.27%)		(241,193)
Net Assets 100.00%		$1,251,793

*      Non-income producing security.

^                  Security (or a portion of security) on loan. As of July 31, 2004, the value of securities loaned for the Fund is $239,807,548.  These loans are collateralized by cash of $244,599,667, which is invested in a restriced money market account.

+                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(a)          Foreign security traded in U.S. dollars.

(b)         Rate shown reflects seven day yield as of July 31, 2004.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND July 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 96.22%

Advertising Agency 1.50%
24/7 Real Media, Inc.*	21,400	$82

Banks 2.12%
Online Resources Corp.*	18,000	116

Banks: Outside New York City 7.79%
Heritage Commerce Corp.*	11,600	169
Nara Bancorp, Inc.	14,400	257
Total		426

Biotechnology Research & Production 9.40%
Exact Sciences Corp.*	19,700	95
Kosan Biosciences, Inc.*	3,300	21
Matrixx Initiatives, Inc.*	10,600	86
Regeneration Technologies, Inc.*	8,700	84
Vion Pharmaceuticals, Inc.*	62,700	228
Total		514

Casinos & Gambling 4.87%
Mikohn Gaming Corp.*	30,400	137
Youbet.com, Inc.*	37,000	129
Total		266

Chemicals 5.18%
Medis Technologies Ltd.*	9,500	114
Ultralife Batteries, Inc.*	10,300	169
Total		283

Communications Technology 1.08%
KVH Industries, Inc.*	7,300	59

Computer Services Software & Systems 11.05%
Aladdin Knowledge Systems Ltd.*(a)	9,800	185
Digitas, Inc.*	12,500	84
eCollege.com, Inc.*	9,300	111
Electronic Clearing House, Inc.*	17,100	156
Kana Software, Inc.*	46,400	68
Total		604

Drugs & Pharmaceuticals 5.27%
Bone Care International, Inc.*	3,900	98
Bradley Pharmaceuticals, Inc.*	4,400	$103
Flamel Technologies S.A. ADR*	4,600	87
Total		288

Electronics 2.12%
II-VI, Inc.*	3,900	116

Electronics: Instruments Gauges & Meters 4.08%
Measurement Specialties, Inc.*	10,400	223

Electronics: Medical Systems 1.85%
Rita Medical Systems, Inc.*	29,700	101

Electronics: Semi-Conductors / Components 2.01%
Hi/Fn, Inc.*	12,000	110

Finance Companies 2.32%
Asta Funding, Inc.	8,400	127

Healthcare Facilities 4.33%
Psychiatric Solutions, Inc.*	9,300	237

Healthcare Management Services 2.30%
World Health Alternatives, Inc.*	55,100	126

Household Furnishings 2.96%
Design Within Reach, Inc.*	10,000	162

Identification Control & Filter Devices 2.52%
Sun Hydraulics, Inc.	8,800	138

Jewelry Watches & Gemstones 2.05%
L J International, Inc.*(a)	38,200	112

Medical & Dental Instruments & Supplies 4.57%
Molecular Devices Corp.*	6,100	125
Neogen Corp.*	6,650	125
Total		250

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Miscellaneous Healthcare 1.98%
Hartville Group, Inc.*	19,900	$108

Oil: Integrated Domestic 3.02%
Gasco Energy, Inc.*	86,300	165

Retail 2.23%
Bon-Ton Stores, Inc. (The)	8,800	122

Services: Commercial 7.22%
Ebookers.com plc ADR*	9,900	48
Exponent, Inc.*	4,200	106
Gevity HR, Inc.	7,800	162
Opinion Research Corp.*	11,700	79
Total		395

Textiles Apparel Manufacturers 2.40%
Oxford Industries, Inc.	3,300	131

Total Common Stocks (cost $4,979,685)		5,261

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.37%

Repurchase Agreement 4.37%

Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $250,000 of Federal National Mortgage Assoc. at zero coupon due 1/5/2005; value: $248,125; proceeds: $238,887 (cost $238,863)	$239	$239

Total Investments in Securities100.59% (cost $5,218,548)		5,500
Liabilities in Excess of Cash and Other Assets (0.59%)		(32)
Net Assets 100.00%		$5,468

*    Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

ADR American Depository Receipt.

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND July 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 95.04%

Aerospace 0.87%
Allied Defense Group, Inc.*	5,600	$105

Air Transportation 3.03%
Frontier Airlines, Inc.*	19,800	156
Offshore Logistics, Inc.*	7,300	211
Total		367

Auto Components 0.79%
Wabash National Corp.*	3,300	95

Auto Parts: After Market 2.54%
Keystone Automotive
Industries , Inc.*	10,500	297
Standard Motor Products, Inc.	700	10
Total		307

Banks: Outside New York City 7.17%
Cobiz, Inc.	14,650	201
Columbia Bancorp	9,300	144
Dearborn Bancorp, Inc.*	5,500	144
Franklin Bank Corp*	9,600	151
Hanmi Financial Corp.	7,858	228
Total		868

Chemicals 2.57%
NuCo2, Inc.*	8,200	147
Quaker Chemical Corp.	6,600	164
Total		311

Communications Technology 1.90%
Bel Fuse, Inc. Class A	7,200	230

Computer Services Software & Systems 3.69%
MICROS Systems, Inc.*	5,100	248
Moldflow Corp.*	18,200	199
Total		447

Computer Technology 1.12%
Fargo Electronics*	15,200	136

Construction 1.53%
Modtech Holdings, Inc.*	22,800	185

Containers & Packaging: Metal & Glass 1.54%
Mobile Mini, Inc.*	6,800	$186

Diversified Financial Services 0.46%
American Physicians Service Group, Inc.*	5,900	56

Electrical Equipment & Components 2.44%
AZZ, Inc.*	7,700	121
Powell Industries, Inc.*	10,200	175
Total		296

Electronics: Technology 1.75%
Intermagnetics General Corp.*	5,500	212

Financial Miscellaneous 0.88%
Financial Federal Corp.*	3,300	106

Foods 0.88%
Tasty Baking Co.	13,100	107

Funeral Parlors & Cemetery 2.84%
Carriage Services, Inc.*	44,000	206
Rock of Ages Corp.	16,300	138
Total		344

Healthcare Facilities 1.02%
Capital Senior Living Corp.*	27,300	123

Healthcare Management Services 3.54%
American Dental Partners, Inc.*	15,500	275
American Medical Security Group, Inc.*	6,000	153
Total		428

Hotel/Motel 1.31%
Marcus Corp. (The)	9,000	158

Household Equipment & Products 0.63%
Craftmade Int’l., Inc.	3,800	76

Household Furnishings 0.50%
Haverty Furniture Cos., Inc.	3,300	61

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Identification Control & Filter Devices 0.47%
Robbins & Myers, Inc.	3,000	$57

Insurance: Property-Casualty 2.92%
Donegal Group, Inc.	9,000	189
Navigators Group, Inc. (The)*	5,500	165
Total		354

Machinery: Industrial/Specialty 2.86%
Tennant Co.	3,000	111
Twin Disc, Inc.	9,300	235
Total		346

Machinery: Oil Well Equipment & Services 1.44%
Lufkin Industries, Inc.	5,300	174

Machinery: Specialty 1.14%
Quipp, Inc.*	9,800	138

Medical & Dental Instruments & Supplies 0.94%
ICU Medical, Inc.*	4,100	114

Metal Frabricating 0.73%
NN, Inc.	7,900	88

Metals & Minerals Miscellaneous 1.73%
Castle (A.M.) & Co.*	19,600	209

Oil: Integrated Domestic 1.45%
Pioneer Drilling Co.*	22,700	175

Pollution Control and Environmental Services 1.97%
Team, Inc.*	15,300	239

Railroads 1.15%
Genesee & Wyoming, Inc. Class A*	5,987	139

Real Estate Investment Trusts 3.51%
Agree Realty Corp.	4,400	110
Government Properties Trust	10,500	$104
Lasalle Hotel Properties	8,200	211
Total		425

Rental & Leasing Services: Commercial 1.58%
McGrath Rent Corp.	5,900	191

Retail 2.82%
Mothers Work, Inc.*	5,700	105
Rush Enterprises, Inc.*	14,300	197
Sharper Image Corp.*	1,500	40
Total		342

Services: Commercial 11.15%
Ambassadors Int’l., Inc.	5,300	141
Exponent, Inc.*	9,600	241
Hudson Highland Group, Inc.*	4,600	140
Integrated Alarm Services Group, Inc.*	30,500	156
Monro Muffler Brake, Inc.*	13,200	292
SM&A*	21,900	175
World Fuel Services	5,400	205
Total		1,350

Shoes 1.21%
Skechers USA, Inc. Class A*	10,700	147

Steel 1.09%
Steel Technologies, Inc.	5,700	132

Textile Products 0.78%
Quaker Fabric Corp.	13,200	95

Textiles Apparel Manufacturers 5.24%
Cutter & Buck, Inc.	27,500	298
Hartmarx Corp.*	26,400	199
Phillips-Van Heusen Corp.	7,300	138
Total		635

Tobacco 0.95%
Dimon, Inc.	14,300	77
Standard Commercial Corp.	2,400	38
Total		115

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Transportation Miscellaneous 1.32%
Hub Group, Inc. Class A*	4,900	$160

Truckers 2.83%
Covenant Transport, Inc.*	8,800	155
P.A.M. Transportation Services, Inc.*	10,200	188
Total		343

Utilities: Gas Distributors 0.37%
Chesapeake Utilities Corp.	1,900	45

Utilities: Miscellaneous 1.61%
Waste Industries USA, Inc.	17,700	195

Utilities: Water 0.78%
Consolidated Water Co. Ltd. Ord Sh(a)	4,000	94

Total Common Stocks (cost $8,955,286)		11,506

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.70%

Repurchase Agreement 2.70%

Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $355,000 of Federal National Mortgage Assoc. at 4.375% due 7/17/2013; value: $336,363; proceeds: $326,674 (cost $326,641)	$327	$327

Total Investments in Securities 97.74% (cost $9,281,927)		11,833
Cash and Other Assets in Excess of Liabilities 2.26%		274
Net Assets 100.00%		$12,107

*    Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedules of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover each of the following Funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro-Cap Value Fund”).  The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)      Repurchase Agreements— Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of July 31, 2004, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro-Cap Growth Fund	Micro-Cap Value Fund
Tax cost	$5,218,548	$9,281,927
Gross unrealized gain	982,714	2,827,904
Gross unrealized loss	(700,870)	(276,817)
Net unrealized security gain	$281,844	$2,551,087

4.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time. These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the fiing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2004